Share-Based Compensation - Outstanding Stock Options (Detail) - CNH EIP [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Range of Exercise Price, $5.01-$10.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	$ 5.01
Maximum Exercise Price	$ 10.00
Shares Outstanding | shares	3,378,704
Options Outstanding, Weighted-Average Contractual Life	1 year 1 month 24 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.78
Shares Exercisable | shares	3,378,704
Options Exercisable, Weighted-Average Contractual Life	1 year 1 month 24 days
Options Exercisable, Weighted-Average Exercise Price	$ 8.78
Range of Exercise Price, $10.01-$15.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Minimum Exercise Price	10.01
Maximum Exercise Price	$ 15.00
Shares Outstanding | shares	3,832,177
Options Outstanding, Weighted-Average Contractual Life	1 month 28 days
Options Outstanding, Weighted-Average Exercise Price	$ 10.15
Shares Exercisable | shares	3,832,177
Options Exercisable, Weighted-Average Contractual Life	1 month 28 days
Options Exercisable, Weighted-Average Exercise Price	$ 10.15